Fees Summary	Jul. 22, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 240,000.00
Previously Paid Amount	0.00
Total Fee Amount	33.00
Total Offset Amount	0.00
Net Fee	$ 33.00